Cash and cash equivalents - Schedule of cash and cash equivalents (Details) - GBP (£) £ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash and cash equivalents [abstract]
Cash at bank	£ 375	£ 625
Short-term deposits	0	553
Cash and cash equivalents	£ 375	£ 1,178	£ 559	£ 163